Commitments (Aggregate Minimum Annual Rentals Under Non-Cancelable Leases) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012
Commitments [Abstract]
Operating Leases, 2013	$ 1,644
Operating Leases, 2014	1,590
Operating Leases, 2015	1,525
Operating Leases, 2016	1,428
Operating Leases, 2017	1,312
Operating leases, thereafter	8,916
Operating Leases Total minimum rentals	16,415
Capital Leases, 2013	608
Capital Leases, 2014	580
Capital Leases, 2015	532
Capital Leases, 2016	497
Capital Leases, 2017	457
Capital Leases, Thereafter	3,261
Capital Leases Total minimum rentals	5,935
Less estimated executory costs	50
Net minimum lease payments	5,885
Less imputed interest	2,550
Present value of minimum lease payments	$ 3,335